UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414	Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	312-236-9160

Date of fiscal year end:	06/30

Date of reporting period:	12/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BRUCE FUND, INC.

REPORT TO SHAREHOLDERS

_______________________

Semi-Annual Report

December 31, 2007

(Unaudited)

BRUCE FUND, INC.

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(312) 236-9160

BRUCE FUND, INC.

Management’s Discussion and Analysis

The Bruce Fund (the “Fund”) shares produced a total return of -9.50% for the six months ended December 31, 2007, compared to a total return of -1.37% for the S&P 500 Index for the same period. Both stock and bond holdings contributed to the loss in the period with the stock holdings contributing a majority of the decline. Certain higher risk/reward investments in the period turned out adversely. The Fund managers attempt to invest for significant capital appreciation and again as stated in the prospectus the risks of this strategy are also significant. The Fund’s performance historically has been highly volatile and inconsistent versus the broader averages and the six month period was disappointingly another example of that.

Management screens all investment opportunities for their capital appreciation potential and profiles that against the risks the investment might present. Areas of interest continue to be out-of-favor, distressed and/or turnaround situations mixed with some emerging growth stories. We have used primarily various bonds selling at discounts to par value as well as small and micro-cap equities in the attempt to achieve capital appreciation. The bonds as well as the stocks in the portfolio encompass significant investment risks, which are again outlined in the prospectus. Many associated risks with distressed investing came to pass, chiefly many of the companies continuing to experience poor operating results, poor liquidity and increased volatility.

The cash position of the Fund remained at a high level as the Fund manager attempts to pursue reasonable long-term capital appreciation opportunities. Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information (including the proxy voting record), or can visit www.thebrucefund.com, to obtain the same.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-872-7823.

* The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 31, 1997 and held through December 31, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Bruce Fund, and to obtain performance data current to the most recent month end, please call 1-800-872-7823. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs are also available by calling the Fund at (800) 872-7823. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July1, 2007) and held for the entire period (through December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bruce Fund	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1 – December 31, 2007
Actual	$1,000.00	$905.03	$3.72
Hypothetical**	$1,000.00	$1,021.23	$3.94

* Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)

COMMON STOCKS - (42.48%)
No. of Shares		Issue	Cost	Market Value
	Automotive/Transportation (5.31%)
166,500	(a)	AMERCO	$ 8,510,724	$ 10,935,720
125,900	(a)	Amerigon, Inc.	849,860	2,661,526
74,291		Noble International, Ltd.	1,396,361	1,211,686
100,000	(a)	Rural/Metro Corp.	140,117	214,000
			10,897,062	15,022,932

	Biological Products (0.06%)
296,240	(a)	Vion Pharmaceuticals, Inc.	263,654	163,228

	Business Services (1.90%)
100,684		American Ecology Corp.	1,961,063	2,364,060
210,000	(a)	Internet Capital Group, Inc.	1,518,587	2,465,400
358,200	(a)	OpenTV Corp. - Class A	1,016,594	472,824
706,000	(a)	Sequiam Corp.	308,091	68,482
			4,804,335	5,370,766

	Chemicals (1.17%)
357,300	(a)	Omega Protein Corp.	2,869,009	3,319,317

	Consumer Products (1.78%)
1,681,706	(a)	Alanco Technologies, Inc.	3,641,225	2,270,303
395,400	(a)	American Italian Pasta Co. - Class A	1,602,157	2,767,800
			5,243,382	5,038,103

	Electric Services (0.72%)
8,017,120	(a)	Calpine Corp.	11,013,020	2,044,366

	Energy/Energy Services (11.71%)
264,660	(a)	Arena Resources, Inc.	1,436,575	11,038,969
256,500	(a)	ATP Oil & Gas Corp.	10,646,870	12,963,510
202,424	(a)	Double Eagle Petroleum Co.	4,094,387	3,190,202
250,000	(a)	Hercules Offshore, Inc.	7,047,178	5,945,000
			23,225,010	33,137,681

	Guilded Missiles & Space Vehicles & Parts (0.75%)
1,344,073	(a)	SPACEHAB, Inc.	5,557,768	2,110,195

	Health Services (4.62%)
488,768	(a)	America Service Group, Inc.	6,245,491	3,582,669
608,229	(a)	EDAP TMS S.A. (ADR)	5,106,685	2,931,664
182,300	(a)	Health Grades, Inc.	156,028	1,084,685
3,821,348	(a)	NexMed, Inc.	4,480,611	5,464,528
			15,988,815	13,063,546

	Manufacturing (2.01%)
1,731,500		AirBoss of America Corp. (Canadian)	5,706,705	5,701,656

	Mineral Exploration (4.80%)
5,825,100	(a)	Admiral Bay Resources, Inc.	4,153,315	1,416,509
92,223	(a)	Edge Petroleum Corp.	1,758,520	546,882
346,160	(a)	Kinross Gold Corp.	3,012,271	6,369,344
199,270	(a)	Solitario Resources Corp. (Canadian)	347,555	1,056,131
347,364	(a)	TXCO Resources, Inc.	4,218,591	4,189,210
			13,490,252	13,578,076

	Pharmaceutical/Drug Delivery (3.79%)
200,000	(a)	Elan Corp., plc (ADR)	1,362,857	4,396,000
50,000		Merck & Co., Inc.	2,130,679	2,905,500
150,000		Pfizer, Inc.	3,890,680	3,409,500
			7,384,216	10,711,000

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

COMMON STOCKS - (42.48%) - continued
No. of Shares		Issue	Cost	Market Value
	Property-Casualty Insurance (2.72%)
1,057,511	(a)	GAINSCO, Inc.	$ 5,685,630	$ 4,282,920
60,000		RLI Corp.	2,767,668	3,407,400
			8,453,298	7,690,320

	Telecommunications (1.15%)
632,679	(a )iBasis, Inc.		3,338,006	3,245,643

		Total Common Stocks	118,234,532	120,196,829

CONVERTIBLE PREFERRED STOCK (1.71%)
	Power Producers (1.71%)
10,000		AES Trust III 6.75%	331,030	467,500
129,900		Edge Petroleum Corp., 5.750%	6,340,213	4,384,125
		Total Convertible Preferred Stocks	6,671,243	4,851,625

BONDS (45.40%)
Principal		Issue
	U.S. Government (11.99%)
$34,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2028	11,871,630	13,256,022
40,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2029	14,419,895	14,930,560
20,000,000		U.S. Treasury "Strips", 0.00% due 2-15-2036	5,535,192	5,737,420
			31,826,717	33,924,002

	Municipal (0.03%)
1,000,000	(a)	Indianapolis Airport Authority 6.50% due 11-15-2031	167,935	82,500

	Corporate (0.60%)
2,300,000		Charter Communications LLC 9.92% due 4-1-2011	1,842,553	1,707,750

	Corporate Convertibles (32.78%)
9,179,000		Antigenics, Inc. 5.25% due 2-1-2025	5,693,989	5,461,505
2,000,000		Atherogenics, Inc. 1.50% due 2-1-2012	1,692,139	150,000
2,000,000		Atherogenics, Inc. 4.50% due 9-1-2008	2,160,040	850,000
7,700,000		Atherogenics, Inc. 4.50% due 3-1-2011	5,623,789	1,540,000
4,389,000	(d)	C&D Technologies, Inc. 5.25% due 11-1-2025	3,908,855	4,608,450
2,250,000		C&D Technologies, Inc. 5.25% due 11-1-2025	2,176,825	2,362,500
200,000	(c)	Calpine Corp. 4.75% due 11-15-2023	162,000	201,250
7,300,000		Cell Genesys, Inc. 3.125% due 11-1-2011	6,075,263	5,310,750
5,500,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	3,962,644	3,052,500
3,843,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	3,316,911	3,016,755
5,250,000	(d)	Cell Therapeutics, Inc. 5.75% due 12-15-2011	4,656,092	3,937,500
1,000,000	(d)	Cell Therapeutics, Inc. 6.75% due 10-31-2010	1,000,000	660,000
1,800,000	(d)	Ciphergen Biosystems, Inc. 7.00% due 9-1-2011	1,483,692	1,503,000
5,000,000		CV Therapeutics , Inc. 2.75% due 5-16-2012	4,896,569	4,200,000
9,140,000		deCODE genetics, Inc. 3.50% due 4-15-2011	7,376,825	6,055,250
1,990,000		Durect Corp. 6.25% due 6-15-2008	2,131,847	4,057,113
2,000,000	(d)	Edap TMS S.A. 9.00% due 10-30-2012	2,000,000	1,900,000
5,000,000		Encysive Pharmaceuticals 2.50% due 3-15-2012	3,938,803	2,506,250
6,600,000		Endeavor International Corp. 6.00% due 1-15-2012	6,143,848	5,593,500
3,500,000		Epix Pharmaceuticals, Inc. 3.00% due 6-15-2024	2,492,462	2,371,250
3,000,000		Human Genome Sciences, Inc., 2.250% due 10-15-2011	2,710,715	2,838,750
3,150,000		Incyte Corp. 3.50% due 2/15/2011	2,737,317	3,110,625
2,000,000		Indevus Pharmaceuticals, Inc. 6.25% due 7-15-2009	1,831,835	2,410,000
3,000,000	(d)	Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	2,751,364	3,888,750
3,060,000		Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	3,109,580	3,966,525
2,466,638	(b)	Kellstrom Industries, Inc. 5.50% due 6/15/2003	143,750	24,666
1,000,000	(b)	Kellstrom Industries, Inc. 5.75% due 10-15-2002	53,750	10,000
2,700,000		Midway Games, Inc. 6.00% due 9-30-2025	2,526,044	2,311,875
8,819,000		Oscient Pharmaceuticals 3.50% due 4-15-2011	7,000,947	3,571,695
5,150,000		Terremark Worldwide Inc. 9.00% due 6-15-2009	4,712,321	5,253,000
2,000,000		Viropharma, Inc. 2.00% due 3/15/2017	1,634,159	1,482,500
7,000,000	(d)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	6,630,859	4,550,000
		Total Corporate Convertibles	106,735,234	92,755,959

		Total Bonds	140,572,439	128,470,211

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

Warrants (0.04%)
No. of Shares		Issue	Cost	Market Value
168,000		Edap Inc., expires 10-30-2013	$ -	$ 42,000
468,000		Vion Pharmaceuticals, Inc., expires 2-20-2010	-	70,200
		Total Warrants	-	112,200

Money Market (10.18%)
No. of Shares		Issue
28,793,240	(e)	Fidelity Prime Fund Capital Resources, 4.22%	28,793,240	28,793,240
		Total Money Market	28,793,240	28,793,240

		Total Investments (99.81%)	$ 294,271,454	$ 282,424,105

		Cash and other assets less liabilities (0.19%)		549,692

		TOTAL NET ASSETS (100.00%)		$ 282,973,797

(a)Non-cash income producing security.

(b) In default.

(c) Private Placement and restricted security under Rule 144A of the Securities Act of 1933. In default.

(d) Private Placement and restricted security under Rule 144A of the Securities Act of 1933.

(e) Variable rate securities; the money market rate shown represents the rate at December 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Statement of Assets and Liabilities
December 31, 2007
(Unaudited)

Assets
Investments in securities, at market value (cost $294,271,454)	$ 282,424,105
Interest receivable	1,546,736
Dividends receivable	170,293
Receivable for Fund shares sold	188,563
Receivable for investments sold	699,008
Prepaid expenses	17,292
Total Assets	285,045,997

Liabilities
Cash overdraft	10,960
Accrued advisory fees	139,650
Other accrued expenses	158,423
Payable for Fund shares redeemed	1,760,525
Accrued trustee expenses	2,642
Total Liabilities	2,072,200

Net Assets	$ 282,973,797

Net Assets consist of:
Capital stock (794,520 shares of $1 par value
capital stock issued and outstanding: 2,000,000
shares authorized)	$ 794,520
Paid in capital	290,882,067
Accumulated undistributed net investment income	4,551
Accumulated undistributed net realized gain on investments	3,140,008
Net unrealized depreciation on investments	(11,847,349)

Net Assets	$ 282,973,797

Shares outstanding (2,000,000 shares authorized)	794,520

Net asset value, offering and redemption price per share	$ 356.16

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Statement of Operations
For the six months ended December 31, 2007
(Unaudited)

Investment Income
Interest income	$ 8,036,618
Dividend income	2,513,293
Total Income	10,549,911

Expenses
Investment adviser fee	953,168
Transfer agent expense	125,815
Administration expense	104,551
Fund accounting expense	39,878
Custodian expense	27,221
Report printing expense	24,557
Audit expense	20,902
Registration expense	19,865
Postage expense	8,265
Non-income tax expense	3,064
Director expense	1,223
Miscellaneous expense	920
Insurance expense	679
Legal expense	528
Total Expenses	1,330,636
Net Investment Income	9,219,275

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities	3,387,829
Change in unrealized appreciation (depreciation)
on investment securities	(46,115,751)
Net realized and unrealized gain (loss) on investment securities	(42,727,922)
Net increase (decrease) in net assets resulting from operations	$ (33,508,647)

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Statements of Changes in Net Assets

	For the six
	months ended
	December 31, 2007	Fiscal Year ended
	(Unaudited)	June 30, 2007
Operations
Net investment income	$ 9,219,275	$ 11,606,308
Net realized gain on investment securities	3,387,829	4,620,812
Change in unrealized appreciation (depreciation) on investment securities	(46,115,751)	13,846,431
Net increase (decrease) in net assets resulting from operations	(33,508,647)	30,073,551

Distributions
From net investment income	(16,226,178)	(7,419,641)
From net realized gain	(4,414,700)	(9,462,178)
Total distributions	(20,640,878)	(16,881,819)

Capital Share Transactions
Proceeds from shares sold	19,284,203	170,848,346
Reinvestment of distributions	19,628,826	15,996,527
Amount paid for shares repurchased	(82,669,738)	(44,745,119)
Net increase (decrease) in net assets resulting
from capital share transactions	(43,756,709)	142,099,754

Total Increase (Decrease) in Net Assets	(97,906,234)	155,291,486

Net Assets
Beginning of period	380,880,031	225,588,545

End of period	$ 282,973,797	$ 380,880,031

Accumulated undistributed net investment income
included in net assets at end of year	$ 4,551	$ 7,011,454

Capital Share Transactions
Shares sold	47,434	414,394
Shares issued in reinvestment of distributions	55,958	39,452
Shares repurchased	(206,876)	(107,602)

Net increase (decrease) from capital share transactions	(103,484)	346,244

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Financial Highlights
Selected data for each share of capital stock outstanding through each year is presented below

	Six months ended
	December 31, 2007			Fiscal years ended June 30,
	(Unaudited)		2007	2006	2005		2004		2003

Selected Per Share Data
Net asset value, beginning of year	$ 424.14		$ 408.85	$ 350.35	$ 283.34		$ 184.27		$ 145.67

Income from investment operations:
Net investment income	13.64		12.86	8.14	5.67	[1]	4.41	[1]	6.19	[1]
Net realized and unrealized gain (loss)	(54.34)		25.57	60.55	73.01		107.66		50.11
Total from investment operations	(40.70)		38.43	68.69	78.68		112.07		56.30

Less Distributions to Shareholders:
From net investment income	(21.45)		(10.17)	(5.41)	(5.19)		(5.35)		(5.30)
From net realized gain	(5.83)		(12.97)	(4.78)	(6.48)		(7.65)		(12.40)
Total distributions	(27.28)		(23.14)	(10.19)	(11.67)		(13.00)		(17.70)

Net asset value, end of year	$ 356.16		$ 424.14	$ 408.85	$ 350.35		$ 283.34		$ 184.27

Total Return[4]	-9.50%	[5]	9.66%	19.98%	27.80%		62.52%		41.99%

Ratios and Supplemental Data
Net assets, end of year ($ millions)	$ 282.97		$ 380.88	$ 225.59	$ 81.54		$ 14.88		$ 5.34
Ratio of expenses to average net assets[2]	0.77%	[6]	0.78%	0.94%	1.03%		1.17%		1.41%
Ratio of net investment income to
average net assets[3]	5.35%	[6]	3.72%	2.89%	1.73%		1.81%		4.11%
Portfolio turnover rate	15.45%		14.69%	29.02%	10.05%		22.01%		30.72%

1 Figures are based on average daily shares outstanding during the year.

2 Ratio of expenses to average net assets before reimbursement for 2004 and 2003 was 1.27% and

1.62%, respectively. There were no expense reimbursements in 2005, 2006 and 2007.

3 Ratio of net investment income to average net assets before reimbursement for 2004 and 2003 was 1.70% and

3.90%, respectively. There were no expense reimbursements in 2005, 2006 and 2007.

4 Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

5 Not Annualized.

6 Annualized.

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

NOTE A - ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund’s only business during the past five years has been as an investment company. The name of the Fund was changed to Bruce Fund, Inc., in October 1983. The Fund is an open end, diversified, management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment adviser to the Fund is Bruce and Co., Inc. (the “Adviser”).

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of Bruce Fund, Inc. have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A description of the significant accounting policies follows:

1.             Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price or bid. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors of the Fund.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors has determined will represent fair value.

2.              Federal income taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

3.              Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method. Realized gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes.

4. Accounting for uncertainty in income taxes: The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net assets of the Fund.

As of and during the period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the statement of operations. During the period, the Fund did not incur any interest or penalties.

As of December 31, 2007, the net unrealized appreciation on investments for financial reporting purpose was as follows:

At December 31, 2007 the aggregate cost of securities for financial reporting purposes was $294,271,454.

NOTE C - PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2007, purchases and sales of securities, other than short-term investments and short-term U.S. Government obligations were as follows:

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)

NOTE D - RELATED PARTIES

Bruce and Co., an Illinois corporation, is the investment adviser of the Fund and furnishes investment advice. In addition, it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to the Adviser for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.00%	Up to $20,000,000; plus
0.60%	$20,000,000 to $100,000,000; plus
0.50%	over $100,000,000.

As of December 31, 2007, Robert B. Bruce was the beneficial owner of 15,121 shares, R. Jeffrey Bruce was the beneficial owner of 2,523 shares and Robert DeBartolo was the beneficial owner of 154 shares. Robert B. Bruce and Robert DeBartolo are directors of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the Adviser.

NOTE E - DIVIDEND DISTRIBUTION

The tax character of distributions paid during fiscal years 2007 and 2006 was as follows:

During December 2007, the Fund announced a dividend from net investment income of $21.4461 per share, a short-term capital gain distribution of $0.7879, and a long-term capital gain distribution of $5.0470 per share. These distributions were payable December 17, 2007 to shareholders of record on December 14, 2007.

As of June 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

NOTE F - RESTRICTED SECURITIES

The Fund has acquired several securities, the sale of which is restricted, through private placements. At December 31, 2007, the aggregate value of such securities amounted to $15,411,450 or 5.45% of the Fund’s net assets. The securities have been valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Approval of Management Agreement (Unaudited)

The Board approved and renewed the Investment Advisory Agreement at a meeting held on December 6, 2007 using the following as their basis as transcribed from the minutes:

“The independent directors were provided with Investment performance of the Fund and comparison with the performance of the S&P 500 from year-to-date through the life of the Fund annualized. It set forth annual expense reimbursements and advisory fees paid to Bruce and Co., operating expenses of, and commissions paid by the Fund from 2000 through YTD 2007, total returns for YTD, 5 years and 10 years, a Lipper Report on performance over a 10-year period, and a comparison of Bruce Fund with 59 other "moderate allocation funds" for periods ranging from one month to ten years. Each director expressed approval of the performance shown by the Fund. The cost of services and the payments to Bruce and Co. were reviewed and approved. The independent directors expressed their approval of the Fund performance over the life of the Fund and recent years. Advisory fees were deemed to be most reasonable. A vote was taken, in which each independent director each voted in favor of renewal of the Investment Advisory Agreement with Bruce and Co. through December 31, 2008.”

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 872-7823 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

BRUCE FUND

OFFICERS AND

DIRECTORS

Robert B. Bruce

President and Treasurer

R. Jeffrey Bruce

Vice President and Secretary

Robert DeBartolo

Director

W. Martin Johnson

Director

Investment Adviser

Bruce and Co., Inc.

Chicago, Illinois

Custodian

Huntington National Bank

Columbus, Ohio

Transfer Agent

Unified Fund Services, Inc.

Indianapolis, Indiana

Counsel

Thomas P. Ward

Lake Forest, Illinois

Independent Registered Public Accounting Firm

Grant Thornton LLP

Chicago, Illinois

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies. Not Applicable

Item 6. Schedule of Investments.	Not Applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not Applicable

Applies to closed-end funds only.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable –

Applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable – Applies to closed-end funds only.

Item 10. Submission of Matters to a Vote of Security Holders. Not Applicable

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of December 6, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – File with Annual Report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bruce Fund, Inc.

By               /s/ Robert B. Bruce

Robert B. Bruce, President

Date	3/3/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	3/3/08

By	/s/ R. Jeffery Bruce

R. Jeffery Bruce, Principal Accounting Officer

Date	3/3/08